Fee and commission income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collection And Payment Services [Abstract]
Bills	R$ 1,143,229	R$ 1,070,258	R$ 970,293
Demand accounts	2,554,559	2,311,925	2,156,384
Cards (Credit and Debit) and Acquiring Services	6,620,708	5,854,503	4,985,306
Checks and other	188,249	169,872	172,718
Orders	720,521	622,405	471,763
Total	11,227,266	10,028,962	8,756,464
Marketing of non-Banking financial products:
Investment funds	725,494	717,924	819,748
Insurance	3,120,471	2,975,661	2,414,478
Capitalization plans	829,852	402,859	363,516
Total	4,675,817	4,096,444	3,597,742
Securities services:
Securities underwriting and placement	721,793	448,914	513,727
Securities trading	186,847	137,617	114,015
Administration and custody	401,310	41,794	191,987
Asset management	2,291	2,173	2,353
Total	1,312,241	630,497	822,082
Other:
Foreign exchange	968,270	934,801	742,676
Financial guarantees	650,241	708,819	672,801
Other fees and commissions	1,558,623	1,328,928	1,223,778
Total	3,177,134	2,972,549	2,639,255
Total	R$ 20,392,458	R$ 17,728,452	R$ 15,815,543